Management of financial risks and financial instruments - Summary of sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (13,770)	R$ (8,618)
Sensitivity analysis increase decrease in twenty five percent	(447,576)	(279,158)
Sensitivity analysis increase decrease in fifty percent	(1,231,925)	(153,306)
Fixed interest rate | Fixed interest rate in Reais
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(174)	(285)
Sensitivity analysis increase decrease in twenty five percent	(231,438)	(110,555)
Sensitivity analysis increase decrease in fifty percent	(483,589)	(204,607)
Exchange coupons | Foreign currencies coupon rate
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(15)	(35)
Sensitivity analysis increase decrease in twenty five percent	(5,407)	(5,578)
Sensitivity analysis increase decrease in fifty percent	(10,418)	(11,325)
Foreign currencies | Exchange rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(2,089)	(364)
Sensitivity analysis increase decrease in twenty five percent	22,825	177,203
Sensitivity analysis increase decrease in fifty percent	(120,873)	384,340
Price indexes | Inflation coupon rates
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(118)	(248)
Sensitivity analysis increase decrease in twenty five percent	(19,523)	(53,407)
Sensitivity analysis increase decrease in fifty percent	(40,147)	(103,602)
Share | Shares prices
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(4,689)	(1,483)
Sensitivity analysis increase decrease in twenty five percent	(46,927)	(131,753)
Sensitivity analysis increase decrease in fifty percent	(242,687)	92,024
Seed Money | Seed Money
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(6,685)	(6,203)
Sensitivity analysis increase decrease in twenty five percent	(167,106)	(155,068)
Sensitivity analysis increase decrease in fifty percent	R$ (334,211)	R$ (310,136)